CONSOLIDATED BALANCE SHEETS (parenthetical) - shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	39,748,000	39,748,000
Ordinary shares, shares issued	23,331,653	23,326,653
Common Stock, Shares, Outstanding	23,331,653	23,326,653